Calvert

Short Duration Income Fund

December 31, 2019

Schedule of Investments (Unaudited)

Asset-Backed Securities — 25.2%

Security	Principal Amount (000’s omitted)	Value
Automobile — 6.1%
Avis Budget Rental Car Funding AESOP, LLC:
Series 2014-2A, Class A, 2.50%, 2/20/21(1)	$4,105	$4,105,031
Series 2015-1A, Class A, 2.50%, 7/20/21(1)	11,266	11,280,035
Series 2015-1A, Class B, 3.22%, 7/20/21(1)	16,950	16,997,504
Chesapeake Funding II, LLC:
Series 2017-3A, Class A1, 1.91%, 8/15/29(1)	1,863	1,861,409
Series 2017-4A, Class A1, 2.12%, 11/15/29(1)	8,753	8,756,337
Credit Acceptance Auto Loan Trust:
Series 2017-1A, Class B, 3.04%, 12/15/25(1)	12,300	12,323,070
Series 2017-2A, Class A, 2.55%, 2/17/26(1)	1,959	1,960,960
Series 2017-3A, Class A, 2.65%, 6/15/26(1)	1,685	1,688,923
Enterprise Fleet Financing, LLC, Series 2016-2, Class A3, 2.04%, 2/22/22(1)	10,350	10,346,494
Hertz Fleet Lease Funding, L.P., Series 2018-1, Class A1, 2.215%, (1 mo. USD LIBOR + 0.50%), 5/10/32(1)(2)	5,844	5,848,506
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 2.31%, 12/14/21(1)	374	374,266
OSCAR US Funding X LLC, Series 2019-1A, Class A2, 3.10%, 4/11/22(1)	1,686	1,694,347
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	7,720	7,821,443
Series 2018-B, Class B, 4.12%, 10/20/21(1)	1,000	1,022,338
Series 2019-A, Class A1, 2.005%, 12/18/20(1)	6,120	6,121,117
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	2,500	2,499,596
Series 2019-A, Class A3, 2.16%, 10/20/22(1)	10,740	10,725,611
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	2,260	2,257,816

		$107,684,803

Clean Energy — 0.5%
Mosaic Solar Loan Trust, Series 2019-2A, Class B, 3.28%, 9/20/40(1)	$4,320	$4,299,272
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25(1)	735	735,846
SolarCity LMC Series III, LLC, Series 2014-2, Class A, 4.02%, 7/20/44(1)	3,146	3,167,117

		$8,202,235

Consumer Loan — 9.1%
Avant Loans Funding Trust:
Series 2018-A, Class B, 3.95%, 12/15/22(1)	$3,021	$3,029,192
Series 2019-A, Class A, 3.48%, 7/15/22(1)	2,444	2,452,787
Series 2019-B, Class A, 2.72%, 10/15/26(1)	11,691	11,702,749
Conn’s Receivables Funding, LLC:
Series 2018-A, Class A, 3.25%, 1/15/23(1)	437	438,306
Series 2018-A, Class B, 4.65%, 1/15/23(1)	724	728,275
Series 2019-A, Class A, 3.40%, 10/16/23(1)	1,582	1,594,764
Series 2019-B, Class A, 2.66%, 6/17/24(1)	13,848	13,872,045
Series 2019-B, Class B, 3.62%, 6/17/24(1)	5,680	5,687,644

Security	Principal Amount (000’s omitted)	Value
Consumer Loan Underlying Bond Credit Trust:
Series 2017-P1, Class B, 3.56%, 9/15/23(1)	$84	$83,750
Series 2017-P2, Class A, 2.61%, 1/15/24(1)	128	128,203
Series 2019-P1, Class A, 2.94%, 7/15/26(1)	1,936	1,946,085
Series 2019-P2, Class A, 2.47%, 10/15/26(1)	12,192	12,200,421
Marlette Funding Trust, Series 2019-2A, Class A, 3.13%, 7/16/29(1)	12,232	12,312,151
OneMain Financial Issuance Trust:
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	13,846	13,845,924
Series 2017-1A, Class A2, 2.54%, (1 mo. USD LIBOR + 0.80%), 9/14/32(1)(2)	5,153	5,156,117
Oportun Funding LLC:
Oportun Funding VI, LLC Series 2017-A, Class A, 3.23%, 6/8/23(1)	6,745	6,746,442
Oportun Funding IX, LLC Series 2018-B, Class A, 3.91%, 7/8/24(1)	8,834	8,953,962
Oportun Funding VIII, LLC, Series 2018-A, Class B, 4.45%, 3/8/24(1)	8,580	8,684,198
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class C, 5.80%, 6/15/23(1)	1,231	1,232,943
Series 2017-2A, Class C, 5.37%, 9/15/23(1)	1,455	1,465,960
Series 2018-1A, Class B, 3.90%, 6/17/24(1)	3,984	3,990,760
Series 2018-1A, Class C, 4.87%, 6/17/24(1)	1,000	1,009,651
Series 2018-2A, Class A, 3.35%, 10/15/24(1)	5,014	5,024,480
Series 2018-2A, Class B, 3.96%, 10/15/24(1)	14,348	14,449,030
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 5/27/36(1)	12,339	12,387,835
Springleaf Funding Trust:
Series 2015-BA, Class A, 3.48%, 5/15/28(1)	7,200	7,218,359
Series 2016-AA, Class A, 2.90%, 11/15/29(1)	2,706	2,707,522
Verizon Owner Trust, Series 2017-2A, Class A, 1.92%, 12/20/21(1)	642	641,666

		$159,691,221

Equipment — 0.0%(3)
Dell Equipment Finance Trust, Series 2017-2, Class A3, 2.19%, 10/24/22(1)	$448	$448,584

Other — 4.1%
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	$3,415	$3,433,856
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	2,730	2,746,219
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	4,515	4,512,826
Horizon Aircraft Finance III, Ltd.:
Series 2019-2, Class A, 3.425%, 11/15/39(1)	4,364	4,343,642
Series 2019-2, Class B, 4.458%, 11/15/39(1)	775	771,519
NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.56%, 10/17/22(1)	1,955	1,962,409
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	20,488	21,460,620
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	2,630	2,628,183
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class A, 4.212% to 4/15/24, 5/17/32(1)(4)	8,362	8,535,833
Vantage Data Centers Issuer, LLC:
Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	4,985	5,141,831
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	5,801	5,840,441
VB-S1 Issuer, LLC, Series 2016-1A, Class C, 3.065%, 6/15/46(1)	10,000	10,063,278

		$71,440,657

Security	Principal Amount (000’s omitted)	Value
Single-Family Rental — 0.7%
Progress Residential Trust:
Series 2015-SFR3, Class E, 5.66%, 11/12/32(1)	$8,485	$8,482,685
Series 2019-SFR3, Class A, 2.271%, 9/17/36(1)	4,210	4,123,549

		$12,606,234

Small Business Loan — 0.4%
Small Business Lending Trust, Series 2019-A, Class A, 2.85%, 7/15/26(1)	$7,433	$7,435,196

Student Loan — 0.1%
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32(1)	$545	$545,159
SoFi Professional Loan Program, LLC:
Series 2015-A, Class A2, 2.42%, 3/25/30(1)	318	318,395
Series 2015-B, Class B, 3.52%, 3/25/36(1)	1,392	1,401,052

		$2,264,606

Timeshare — 0.1%
Sierra Timeshare Receivables Funding, LLC:
Series 2015-2A, Class B, 3.02%, 6/20/32(1)	$441	$441,029
Series 2015-3A, Class B, 3.08%, 9/20/32(1)	567	567,600

		$1,008,629

Whole Business — 4.1%
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$3,177	$3,299,691
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	7,127	7,315,721
Driven Brands Funding, LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45(1)	5,952	6,090,856
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	3,226	3,351,312
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	8,375	8,417,242
Hardee’s Funding, LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48(1)	5,984	6,026,439
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	4,445	4,483,316
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	7,599	7,744,883
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	7,036	7,333,304
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	16,989	17,099,955

		$71,162,719

Total Asset-Backed Securities (identified cost $439,218,296)		$441,944,884

Collateralized Mortgage-Backed Obligations — 10.9%

	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQA2, Class M2, 4.592%, (1 mo. USD LIBOR + 2.80%), 5/25/28(2)	$1,733	$1,747,884
Series 2016-HQA1, Class M2, 4.542%, (1 mo. USD LIBOR + 2.75%), 9/25/28(2)	689	692,797
Series 2016-HQA2, Class M2, 4.042%, (1 mo. USD LIBOR + 2.25%), 11/25/28(2)	914	920,912
Series 2017-DNA3, Class M1, 2.542%, (1 mo. USD LIBOR + 0.75%), 3/25/30(2)	2,932	2,937,249
Series 2017-DNA3, Class M2, 4.292%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	5,279	5,407,303
Series 2017-HQA2, Class M1, 2.592%, (1 mo. USD LIBOR + 0.80%), 12/25/29(2)	1,177	1,178,018
Series 2018-DNA1, Class M2, 3.592%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	9,245	9,271,366

Security	Principal Amount (000’s omitted)	Value
Series 2018-DNA1, Class M2AT, 2.842%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	$7,323	$7,314,768
Series 2019-DNA2, Class M2, 4.111%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(2)	10,817	10,918,549
Series 2019-DNA3, Class M1, 2.391%, (1 mo. USD LIBOR + 0.73%), 7/25/49(1)(2)	1,597	1,598,725
Series 2019-DNA3, Class M2, 3.711%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	11,800	11,865,593
Series 2019-DNA4, Class M1, 2.361%, (1 mo. USD LIBOR + 0.70%), 10/25/49(1)(2)	2,728	2,729,773
Series 2019-HQA1, Class M2, 4.011%, (1 mo. USD LIBOR + 2.35%), 2/25/49(1)(2)	10,000	10,112,253
Series 2019-HQA2, Class M2, 3.711%, (1 mo. USD LIBOR + 2.05%), 4/25/49(1)(2)	4,795	4,817,921
Series 2019-HQA3, Class M1, 2.411%, (1 mo. USD LIBOR + 0.75%), 9/25/49(1)(2)	968	969,036
Series 2019-HQA3, Class M2, 3.511%, (1 mo. USD LIBOR + 1.85%), 9/25/49(1)(2)	1,587	1,588,350
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 4.392%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	9,203	9,627,312
Series 2014-C03, Class 1M2, 4.792%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	20,659	21,764,380
Series 2014-C03, Class 2M2, 4.692%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	11,403	11,909,953
Series 2014-C04, Class 1M2, 6.692%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	10,219	11,249,700
Series 2017-C04, Class 2M1, 2.642%, (1 mo. USD LIBOR + 0.85%), 11/25/29(2)	1,048	1,049,658
Series 2017-C06, Class 1M2, 4.442%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	1,400	1,435,820
Series 2017-C07, Class 1M1, 2.442%, (1 mo. USD LIBOR + 0.65%), 5/25/30(2)	6,663	6,671,030
Series 2018-C01, Class 1M1, 2.392%, (1 mo. USD LIBOR + 0.60%), 7/25/30(2)	1,042	1,043,105
Series 2018-C03, Class 1M1, 2.472%, (1 mo. USD LIBOR + 0.68%), 10/25/30(2)	2,474	2,478,195
Series 2018-C05, Class 1M1, 2.512%, (1 mo. USD LIBOR + 0.72%), 1/25/31(2)	2,288	2,291,885
Series 2018-R07, Class 1M2, 4.192%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	2,218	2,240,194
Series 2019-R01, Class 2M2, 4.242%, (1 mo. USD LIBOR + 2.45%), 7/25/31(1)(2)	5,000	5,059,835
Series 2019-R02, Class 1M2, 4.092%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	19,872	20,032,610
Series 2019-R05, Class 1M1, 2.542%, (1 mo. USD LIBOR + 0.75%), 7/25/39(1)(2)	3,122	3,126,376
Series 2019-R05, Class 1M2, 3.792%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	2,434	2,448,976
Series 2019-R06, Class 2M1, 2.542%, (1 mo. USD LIBOR + 0.75%), 9/25/39(1)(2)	5,729	5,737,237
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 2.584%, (1 mo. USD LIBOR + 0.85%), 12/5/59(1)(2)	1,675	1,674,009
Toorak Mortgage Corp., Ltd., Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(4)	6,420	6,460,944

Total Collateralized Mortgage-Backed Obligations (identified cost $190,126,781)		$190,371,716

Commercial Mortgage-Backed Securities — 5.2%

	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(5)	$10,820	$10,755,881
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(5)	6,285	5,933,752
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 2.59%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	6,085	6,097,276
Series 2019-XL, Class B, 2.756%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	7,280	7,297,984
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 5.042%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	1,185	1,238,249
Series 2019-01, Class M7, 3.492%, (1 mo. USD LIBOR + 1.70%), 10/15/49(1)(2)	300	301,033
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	4,200	4,173,725
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(5)	1,920	1,811,361
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 3.14%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)	14,500	14,489,263
Motel 6 Trust:
Series 2017-MTL6, Class A, 2.59%, (1 mo. USD LIBOR + 0.92%), 8/15/34(1)(2)	4,342	4,348,131

Security	Principal Amount (000’s omitted)	Value
Series 2017-MTL6, Class B, 2.866%, (1 mo. USD LIBOR + 1.19%), 8/15/34(1)(2)	$3,543	$3,546,320
Series 2017-MTL6, Class C, 3.076%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	12,458	12,470,668
Series 2017-MTL6, Class D, 3.826%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	1,769	1,774,563
RETL Trust:
Series 2019-RVP, Class A, 2.826%, (1 mo. USD LIBOR + 1.15%), 3/15/36(1)(2)	4,171	4,177,600
Series 2019-RVP, Class B, 3.226%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(2)	13,540	13,571,753

Total Commercial Mortgage-Backed Securities (identified cost $92,193,797)		$91,987,559

Corporate Bonds — 41.7%

	Principal Amount (000’s omitted)	Value
Communications — 0.6%
Comcast Corp., 2.349%, (3 mo. USD LIBOR + 0.44%), 10/1/21(2)	$5,520	$5,548,591
Crown Castle Towers, LLC, 3.222%, 5/15/42(1)	2,765	2,797,818
Sprint Spectrum Co., LLC / Sprint Spectrum Co. II, LLC / Sprint Spectrum Co. III, LLC, 3.36%, 9/20/21(1)	1,313	1,325,822

		$9,672,231

Consumer, Cyclical — 3.9%
American Airlines Pass-Through Trust:
4.40%, 3/22/25	$1,826	$1,893,535
5.25%, 7/15/25	2,958	3,134,502
5.60%, 1/15/22(1)	4,573	4,648,475
Azul Investments, LLP, 5.875%, 10/26/24(1)(6)	2,850	2,963,786
Ford Motor Credit Co., LLC:
2.677%, (3 mo. USD LIBOR + 0.79%), 6/12/20(2)	14,310	14,319,457
2.71%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	2,200	2,190,281
2.728%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	4,509	4,471,548
2.979%, 8/3/22	11,297	11,312,625
3.336%, 3/18/21	4,500	4,534,034
4.14%, 2/15/23	1,530	1,574,177
Tapestry, Inc., 4.125%, 7/15/27	7,675	7,843,158
WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	8,885	9,027,991

		$67,913,569

Consumer, Non-cyclical — 5.0%
AbbVie, Inc., 2.245%, (3 mo. USD LIBOR + 0.35%), 5/21/21(1)(2)	$6,000	$6,007,455
Becton Dickinson and Co.:
2.836%, (3 mo. USD LIBOR + 0.875%), 12/29/20(2)	12,330	12,336,269
2.894%, 6/6/22	12,628	12,836,353
Centene Corp., 4.25%, 12/15/27(1)	4,682	4,825,269
Conagra Brands, Inc., 2.552%, (3 mo. USD LIBOR + 0.75%), 10/22/20(2)	2,992	2,992,308
CVS Health Corp.:
3.70%, 3/9/23	7,736	8,058,082
4.10%, 3/25/25	20,477	21,978,078
CVS Pass-Through Trust, 6.036%, 12/10/28	1,301	1,453,283
Grupo Bimbo SAB de CV, 4.50%, 1/25/22(1)	5,000	5,200,989
Kraft Heinz Foods Co., 2.721%, (3 mo. USD LIBOR + 0.82%), 8/10/22(2)	9,750	9,783,945
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	2,236	2,349,198

		$87,821,229

Security	Principal Amount (000’s omitted)	Value
Energy — 0.2%
Oceaneering International, Inc., 4.65%, 11/15/24	$4,248	$4,173,660

Financial — 22.5%
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	$4,949	$4,949,000
Ally Financial, Inc., 4.125%, 3/30/20	16,157	16,236,816
Athene Global Funding, 3.138%, (3 mo. USD LIBOR + 1.23%), 7/1/22(1)(2)	12,065	12,231,385
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(7)	8,640	8,695,533
2.816% to 7/21/22, 7/21/23(7)	15,000	15,248,258
2.881% to 4/24/22, 4/24/23(7)	7,200	7,327,733
3.124% to 1/20/22, 1/20/23(7)	6,000	6,120,717
3.499% to 5/17/21, 5/17/22(7)	24,183	24,668,095
3.55% to 3/5/23, 3/5/24 (7)	6,225	6,463,577
Bank of America NA, 3.335% to 1/25/22, 1/25/23(7)	11,944	12,279,084
Bank of Montreal, 2.05%, 11/1/22	10,789	10,831,669
Bank of Nova Scotia (The), 2.375%, 1/18/23	15,000	15,224,009
Capital One Financial Corp.:
2.656%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	22,500	22,536,043
3.30%, 10/30/24	7,082	7,373,829
Capital One NA:
2.25%, 9/13/21	2,000	2,008,979
2.65%, 8/8/22	3,385	3,435,416
Citigroup, Inc.:
2.312% to 11/4/21, 11/4/22(7)	9,985	10,016,675
2.65%, 10/26/20	7,980	8,024,226
2.70%, 3/30/21	9,300	9,388,536
2.75%, 4/25/22	7,200	7,312,137
2.876% to 7/24/22, 7/24/23(7)	14,000	14,249,240
3.142% to 1/24/22, 1/24/23(7)	8,405	8,579,558
Credit Acceptance Corp., 5.125%, 12/31/24(1)	5,369	5,588,914
Crown Castle International Corp.:
3.20%, 9/1/24	3,500	3,620,278
3.40%, 2/15/21	4,000	4,054,623
Digital Realty Trust, L.P., 2.75%, 2/1/23	5,000	5,052,877
Discover Bank:
3.10%, 6/4/20	1,000	1,003,784
4.682% to 8/9/23, 8/9/28(7)	8,750	9,151,625
Goldman Sachs Group, Inc. (The):
2.876% to 10/31/21, 10/31/22(7)	5,033	5,104,357
2.905% to 7/24/22, 7/24/23(7)	5,484	5,583,450
Iron Mountain, Inc., 4.375%, 6/1/21(1)	1,537	1,555,905
JPMorgan Chase & Co.:
2.435%, (3 mo. USD LIBOR + 0.55%), 3/9/21(2)	10,072	10,075,619
2.509%, (3 mo. USD LIBOR + 0.61%), 6/18/22(2)	5,000	5,020,786
Marsh & McLennan Cos., Inc., 3.161%, (3 mo. USD LIBOR + 1.20%), 12/29/21(2)	2,129	2,131,018
Morgan Stanley:
3.124%, (3 mo. USD LIBOR + 1.22%), 5/8/24(2)	7,200	7,332,226
3.125%, 1/23/23	8,000	8,227,713
3.201%, (3 mo. USD LIBOR + 1.40%), 10/24/23(2)	12,000	12,264,780
4.875%, 11/1/22	8,375	8,975,095

Security	Principal Amount (000’s omitted)	Value
Newmark Group, Inc., 6.125%, 11/15/23	$3,908	$4,309,365
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	24,460	24,543,971
Radian Group, Inc., 4.875%, 3/15/27	4,214	4,447,234
Regions Financial Corp., 2.75%, 8/14/22	2,545	2,590,565
SBA Tower Trust, 2.836%, 1/15/25(1)	14,410	14,569,084
Synchrony Financial:
3.132%, (3 mo. USD LIBOR + 1.23%), 2/3/20(2)	3,000	3,002,395
4.25%, 8/15/24	3,198	3,412,592
4.50%, 7/23/25	4,781	5,157,456
Synovus Financial Corp., 3.125%, 11/1/22	5,545	5,614,728

		$395,590,955

Industrial — 3.1%
Jabil, Inc.:
3.95%, 1/12/28(6)	$8,870	$9,110,919
4.70%, 9/15/22	7,583	8,037,349
JSL Europe SA, 7.75%, 7/26/24(1)	4,070	4,398,022
nVent Finance Sarl, 3.95%, 4/15/23	7,836	7,959,049
Penske Truck Leasing Co., L.P./PTL Finance Corp., 3.375%, 2/1/22(1)	2,500	2,552,994
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.75%, 10/15/20	9,449	9,472,422
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21(1)	3,160	3,182,241
3.00%, 7/15/22(1)	2,625	2,671,436
3.55%, 4/15/24(1)	3,800	3,946,674
Trimble, Inc., 4.75%, 12/1/24	1,179	1,273,343
Westinghouse Air Brake Technologies Corp., 3.194%, (3 mo. USD LIBOR + 1.30%), 9/15/21(2)	2,365	2,365,371

		$54,969,820

Technology — 4.7%
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	$6,275	$6,354,844
Dell International, LLC / EMC Corp.:
4.42%, 6/15/21(1)	31,900	32,829,181
5.875%, 6/15/21(1)	2,655	2,699,816
DXC Technology Co., 4.45%, 9/18/22	6,126	6,432,058
EMC Corp., 2.65%, 6/1/20	695	695,994
Hewlett Packard Enterprise Co.:
2.567%, (3 mo. USD LIBOR + 0.68%), 3/12/21(2)	5,663	5,685,064
2.62%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	10,037	10,038,379
NXP BV / NXP Funding, LLC:
3.875%, 9/1/22(1)	1,500	1,556,508
4.625%, 6/15/22(1)	3,705	3,905,609
4.625%, 6/1/23(1)	3,800	4,063,052
Seagate HDD Cayman, 4.875%, 3/1/24	5,500	5,863,420
Western Digital Corp., 4.75%, 2/15/26	1,248	1,303,380

		$81,427,305

Utilities — 1.7%
Avangrid, Inc., 3.15%, 12/1/24	$10,714	$11,058,520
Enel Finance International NV, 2.65%, 9/10/24(1)	10,529	10,566,464
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	8,150	8,492,993

		$30,117,977

Security	Principal Amount (000’s omitted)	Value
Total Corporate Bonds (identified cost $718,736,625)		$731,686,746

Floating Rate Loans(8) — 2.8%

	Principal Amount (000’s omitted)	Value
Building and Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 5.049%, (1 mo. USD LIBOR + 3.25%), 8/21/25	$3,506	$3,523,700

Cable and Satellite Television — 0.2%
Ziggo Secured Finance Partnership, Term Loan, 4.24%, (1 mo. USD LIBOR + 2.50%), 4/15/25	$2,820	$2,826,464

Cosmetics/Toiletries — 0.0%(3)
Prestige Brands, Inc., Term Loan, 3.799%, (1 mo. USD LIBOR + 2.00%), 1/26/24	$540	$544,742

Drugs — 0.3%
Jaguar Holding Company II, Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 8/18/22	$5,244	$5,278,140

Electronics/Electrical — 0.9%
Epicor Software Corporation, Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), 6/1/22	$3,800	$3,830,928
Go Daddy Operating Company, LLC, Term Loan, 3.549%, (1 mo. USD LIBOR + 1.75%), 2/15/24	552	555,476
Hyland Software, Inc., Term Loan, 5.299%, (1 mo. USD LIBOR + 3.50%), 7/1/24	3,591	3,624,947
Infor (US), Inc., Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), 2/1/22	5,225	5,254,007
MA FinanceCo., LLC, Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 6/21/24	276	276,910
Seattle Spinco, Inc., Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 6/21/24	1,863	1,870,039
SolarWinds Holdings, Inc., Term Loan, 4.549%, (1 mo. USD LIBOR + 2.75%), 2/5/24	871	878,915

		$16,291,222

Equipment Leasing — 0.2%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 3.51%, (1 mo. USD LIBOR + 1.75%), 1/15/25	$3,207	$3,230,647

Financial — 0.0%(3)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10(9)(10)(11)	$385	$6,078

Health Care — 0.3%
Change Healthcare Holdings, LLC, Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 3/1/24	$4,084	$4,104,313

Industrial Equipment — 0.0%(3)
Rexnord, LLC, Term Loan, 3.535%, (1 mo. USD LIBOR + 2.00%), 8/21/24	$461	$463,818

Insurance — 0.3%
Asurion, LLC, Term Loan, 4.799%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$5,557	$5,597,614

Security	Principal Amount (000’s omitted)	Value
Leisure Goods/Activities/Movies — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 3.799%, (1 mo. USD LIBOR + 2.00%), 5/23/25	$752	$755,740

Lodging and Casinos — 0.0%(3)
ESH Hospitality, Inc., Term Loan, 3.799%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$448	$452,470

Telecommunications — 0.3%
CenturyLink, Inc., Term Loan, 1/31/25(12)	$1,780	$1,789,395
Level 3 Financing, Inc., Term Loan, 3.549%, (1 mo. USD LIBOR + 1.75%), 3/1/27	776	780,541
Sprint Communications, Inc., Term Loan, 4.313%, (1 mo. USD LIBOR + 2.50%), 2/2/24	2,836	2,817,622

		$5,387,558

Total Floating Rate Loans (identified cost $48,513,541)		$48,462,506

Municipal Obligations — 0.3%

	Principal Amount (000’s omitted)	Value
Water and Sewer — 0.3%
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds
1.864%, 11/1/21(13)	$3,740	$3,750,322
1.949%, 11/1/22(13)	675	678,173
1.982%, 11/1/23(13)	700	701,967
2.082%, 11/1/24(13)	500	501,075

		$5,631,537

Total Municipal Obligations (identified cost $5,615,000)		$5,631,537

Sovereign Government Bonds — 0.3%

	Principal Amount (000’s omitted)	Value
Nacional Financiera SNC, 3.375%, 11/5/20(1)	$6,000	$6,044,085

Total Sovereign Government Bonds (identified cost $5,998,072)		$6,044,085

U.S. Government Agencies and Instrumentalities — 0.1%

Security	Principal Amount (000’s omitted)	Value
U.S. Department of Housing and Urban Development:
2.55%, 8/1/20	$1,500	$1,506,248
2.57%, 8/1/21	1,000	1,014,168

Total U.S. Government Agencies and Instrumentalities (identified cost $2,500,000)		$2,520,416

U.S. Treasury Obligations — 8.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/22(14)	$39,400	$39,345,363
U.S. Treasury Notes:
1.50%,11/30/21(6)	18,000	17,973,206
1.50%, 11/30/24	18,000	17,839,608
1.875%, 1/31/22	16,300	16,393,555
1.875%, 2/28/22	16,300	16,397,695
1.875%, 3/31/22	16,300	16,401,168
2.00%, 12/31/21	16,300	16,428,641

Total U.S. Treasury Obligations (identified cost $140,212,325)		$140,779,236

Taxable Municipal Obligations — 0.5%

	Principal Amount (000’s omitted)	Value
Hospital — 0.5%
California Health Facilities Financing Authority, (No Place Like Home Program):
1.97%, 6/1/23	$2,000	$1,996,180
2.02%, 6/1/24	2,500	2,487,250
2.211%, 6/1/25	4,450	4,442,880

Total Taxable Municipal Obligations (identified cost $6,950,000)		$8,926,310

Short-Term Investments — 4.8%

Security	Principal Amount (000’s omitted)	Value
Commercial Paper — 3.6%
Enel Finance America, LLC, 2.182%, 1/7/20(1)(15)	$26,000	$25,990,824
Ford Motor Credit Co., LLC, 3.082%, 11/4/20(1)(15)	8,500	8,279,957
Jabil, Inc.
2.255%, 1/6/20(1)(15)	8,500	8,496,280
2.27%, 2/6/20(1)(15)	20,590	20,535,868

Total Commercial Paper (identified cost $63,317,616)		$63,302,929

Securities Lending Collateral — 1.2%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(16)	20,128,520	$20,128,520

Total Securities Lending Collateral (identified cost $20,128,520)		$20,128,520

Total Short-Term Investments (identified cost $83,446,136)		$83,431,449

Total Investments (identified cost $1,733,510,573) — 99.8%		$1,751,786,444

Other Assets, Less Liabilities — 0.2%		$3,914,859

Net Assets — 100.0%		$1,755,701,303

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

Notes to Schedule of Investments

(1)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $853,565,919, which represents 48.6% of the net assets of the Fund as of December 31, 2019.

(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2019.

(3)	Amount is less than 0.05%.

(4)	Step coupon security. The interest rate disclosed is that which is in effect on December 31, 2019.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2019.

(6)

All or a portion of this security was on loan at December 31, 2019. The aggregate market value of securities on loan at December 31, 2019 was $21,239,418 and the total market value of the collateral received by the Fund was $21,739,378, comprised of cash of $20,128,520 and U.S. government and/or agencies securities of $1,610,858.

(7)	Security converts to variable rate after the indicated fixed-rate coupon period.

(8)

Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2019. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a floating rate loan.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(10)	Restricted security. Total market value of restricted securities amounts to $6,078, which represents less than 0.05% of the net assets of the Fund as of December 31, 2019.

(11)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(12)	This Senior Loan will settle after December 31, 2019, at which time the interest rate will be determined.

(13)	When-issued security.

(14)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(15)

Security is exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At December 31, 2019 the aggregate value of these securities is $63,302,929, representing 3.6% of the Fund’s net assets.

(16)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	2,018	Long	3/31/20	$434,879,000	$(224,925)
U.S. 5-Year Treasury Note	153	Long	3/31/20	18,147,234	37,987

					$(186,938)

Abbreviations:

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

USD	-	United States Dollar

Restricted Securities

Description	Acquisition Dates	Cost
Alliance Mortgage Investments	5/26/05-6/13/07	$385,345

At December 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

During the fiscal year to date ended December 31, 2019, the Fund used futures contracts to hedge against interest rate changes and to manage overall duration.

At December 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $37,987 and $224,925, respectively.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the Fund’s holdings as of December 31, 2019, based on the inputs used to value them:

Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$441,944,884	$—	$441,944,884
Collateralized Mortgage-Backed Obligations	—	190,371,716	—	190,371,716
Commercial Mortgage-Backed Securities	—	91,987,559	—	91,987,559
Corporate Bonds	—	731,686,746	—	731,686,746
Floating Rate Loans	—	48,456,428	6,078	48,462,506
Municipal Obligations	—	5,631,537	—	5,631,537
Sovereign Government Bonds	—	6,044,085	—	6,044,085
U.S. Government Agencies and Instrumentalities	—	2,520,416	—	2,520,416
U.S. Treasury Obligations	—	140,779,236	—	140,779,236
Taxable Municipal Obligations	—	8,926,310	—	8,926,310
Short-Term Investments:
Commercial Paper	—	63,302,929	—	63,302,929
Securities Lending Collateral	20,128,520	—	—	20,128,520
Total Investments	$20,128,520	$1,731,651,846	$6,078	$1,751,786,444
Futures Contracts	$37,987	$—	$—	$37,987
Total	$20,166,507	$1,731,651,846	$6,078	$1,751,824,431

Liability Description
Futures Contracts	$(224,925)	$—	$—	$(224,925)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.